Revenues - Doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract with Customer, Asset, Allowance for Credit Loss [Roll Forward]
At the beginning of the year	¥ 31,280	¥ 28,819
Allowance made during the year	474	23,974
Write off during the year		(21,513)
At the end of the year	¥ 31,754	¥ 31,280